Taxation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Permanent differences	(10.40%)	(11.50%)	(7.70%)
Change in valuation allowance	(14.60%)	(13.50%)	(17.30%)
Effective income tax rate	0.00%	0.00%	0.00%